Financial Instruments and Financial Risk Management (Details 1) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 ILS (₪)		Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Financial Instruments and Financial Risk Management [Abstract]
Opening balance as of January 1, 2018	₪ (14,156)
Issuance of Warrants	(6,273)			(14,190)
Conversion of debentures to pre-paid warrants	12,708		$ 3,391
Profit from changes in fair value of financial instruments	1,590			34
Closing balance as of December 31, 2018	₪ (5,099)	[1]		₪ (14,156)

[1]	Represents $4,736 thousand warrants and $363 thousand anti-dilution derivatives.